INTERIM CONDENSED STATEMENTS OF CONSOLIDATED COMPREHENSIVE LOSS - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of comprehensive income [abstract]
Net loss for the period	€ (26,357)	€ (30,420)
Actuarial gains and losses on retirement benefit obligations (IAS 19)	106	0
Tax impact	0	0
Other comprehensive loss that will not be reclassified subsequently to income or loss	106	0
Currency translation adjustment	(71)	(42)
Tax impact	0	0
Other comprehensive income that may be reclassified subsequently to income or loss	(71)	(42)
Total comprehensive loss	€ (26,321)	€ (30,462)